UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811- 7920

High Income Opportunity Fund Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York,		NY 10004
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 300 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-451-2010

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2006

HIGH INCOME OPPORTUNITY FUND INC.

FORM N-Q

June 30, 2006

ITEM 1.                  SCHEDULE OF INVESTMENTS

High Income Opportunity Fund Inc.

Schedule of Investments  (unaudited)

June 30, 2006

Face Amount	Rating‡	Security	Value
CORPORATE BONDS & NOTES — 94.6%

Aerospace & Defense — 0.9%
$995,000	B+	Alliant Techsystems Inc., Senior Subordinated Notes, 6.750% due 4/1/16	$960,175
		DRS Technologies Inc., Senior Subordinated Notes :
850,000	B+	6.625% due 2/1/16	826,625
1,750,000	B	7.625% due 2/1/18	1,750,000
1,460,000	BB+	L-3 Communications Corp., Senior Subordinated Notes, 5.875% due 1/15/15	1,368,750

		Total Aerospace & Defense	4,905,550

Airlines — 1.6%
840,000	B+	American Airlines Inc., Pass-Through Certificates, Series 2001-02, Class C, 7.800% due 10/1/06	841,575
		Continental Airlines Inc., Pass-Through Certificates :
336,635	B+	Series 2000-2, Class C, 8.312% due 4/2/11	319,284
2,000,000	B	Series 2001-2, Class D, 7.568% due 12/1/06	1,996,172
		United Airlines Inc., Pass-Through Certificates :
962,968	NR	Series 2000-1, Class B, 8.030% due 7/1/11 (a)	982,829
2,268,135	NR	Series 2000-2, Class B, 7.811% due 10/1/09 (a)	2,365,540
		Series 2001-1:
460,000	NR	Class B, 6.932% due 9/1/11 (a)	487,888
1,045,000	NR	Class C, 6.831% due 9/1/08 (a)	1,032,591

		Total Airlines	8,025,879

Auto Components — 1.4%
695,000	B	Arvin Capital I, Capital Securities, 9.500% due 2/1/27	705,425
1,225,000	B-	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	1,163,750
625,000	B3(b)	Rexnord Corp., Senior Subordinated Notes, 10.125% due 12/15/12	692,087
1,000,000	B	Tenneco Automotive Inc., Senior Secured Notes, Series B, 10.250% due 7/15/13	1,101,250
		TRW Automotive Inc.:
555,000	BB-	Senior Notes, 9.375% due 2/15/13	592,463
276,000	BB-	Senior Subordinated Notes, 11.000% due 2/15/13	302,910
2,745,000	B-	Visteon Corp., Senior Notes, 8.250% due 8/1/10	2,580,300

		Total Auto Components	7,138,185

Automobiles — 2.1%
8,190,000	B+	Ford Motor Co., Notes, 7.450% due 7/16/31	5,958,225
		General Motors Corp.:
		Senior Debentures:
1,350,000	B-	8.250% due 7/15/23	1,069,875
2,720,000	B-	8.375% due 7/15/33	2,203,200
2,125,000	B-	Senior Notes, 7.125% due 7/15/13	1,758,437

		Total Automobiles	10,989,737

Beverages — 0.2%
875,000	B	Cott Beverages USA Inc., Senior Subordinated Notes, 8.000% due 12/15/11	877,188

Biotechnology — 0.0%
190,000	B	Angiotech Pharmaceuticals Inc., Senior Subordinated Notes, 7.750% due 4/1/14 (c)	182,400

Building Products — 1.5%
		Associated Materials Inc.:
4,950,000	CCC	Senior Discount Notes, step bond to yield 10.793% due 3/1/14	3,007,125
1,010,000	CCC	Senior Subordinated Notes, 9.750% due 4/15/12	1,010,000
820,000	B	Jacuzzi Brands Inc., Secured Notes, 9.625% due 7/1/10	870,225
2,885,000	CCC+	Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14	2,805,662

See Notes to Schedule of Investments.

High Income Opportunity Fund Inc.

Schedule of Investments  (unaudited) (continued)

June 30, 2006

Face Amount	Rating‡	Security	Value
Building Products — 1.5% (continued)
$345,000	CCC+	NTK Holdings Inc., Senior Discount Notes, step bond to yield 11.040% due 3/1/14	$251,419

		Total Building Products	7,944,431

Capital Markets — 0.7%
1,690,000	B	BCP Crystal U.S. Holdings Corp., Senior Subordinated Notes, 9.625% due 6/15/14	1,842,100
		E*TRADE Financial Corp., Senior Notes:
115,000	B+	7.375% due 9/15/13	115,575
1,365,000	B+	7.875% due 12/1/15	1,405,950

		Total Capital Markets	3,363,625

Chemicals — 2.0%
1,020,000	BB-	Airgas Inc., Senior Subordinated Notes, 9.125% due 10/1/11	1,072,275
2,400,000	BB-	Equistar Chemicals LP, Senior Notes, 10.625% due 5/1/11	2,589,000
870,000	B	Huntsman International LLC, Senior Notes, 9.875% due 3/1/09	909,150
1,745,000	BB-	Lyondell Chemical Co., Senior Secured Notes, 11.125% due 7/15/12	1,902,050
700,000	BBB-	Methanex Corp., Senior Notes, 8.750% due 8/15/12	755,125
2,870,000	B-	Montell Finance Co. BV, 8.100% due 3/15/27 (c)	2,611,700
545,000	BB+	Westlake Chemical Corp., Senior Notes, 6.625% due 1/15/16	506,169

		Total Chemicals	10,345,469

Commercial Services & Supplies — 2.7%
2,250,000	CCC+	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11	2,193,750
2,580,000	BB-	Allied Waste North America Inc., Senior Notes, Series B, 8.500% due 12/1/08	2,683,200
1,600,000	CCC+	Brand Services Inc., Senior Notes, 12.000% due 10/15/12	1,812,000
1,000,000	BB	IKON Office Solutions Inc., 7.750% due 9/15/15	995,000
1,970,000	B-	NationsRent Inc., Senior Subordinated Notes, 9.500% due 5/1/15	2,093,125
1,050,000	BB-	Quebecor World Capital Corp., Senior Notes, 8.750% due 3/15/16 (c)	963,375
2,990,000	BB-	Windstream Corp., Senior Notes, 8.625% due 8/1/16 (c)	3,072,225

		Total Commercial Services & Supplies	13,812,675

Communications Equipment — 1.3%
6,100,000	B	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29	5,215,500
1,950,000	B-	Nortel Networks Corp., Notes, 6.875% due 9/1/23	1,569,750

		Total Communications Equipment	6,785,250

Computers & Peripherals — 0.7%
		SunGard Data Systems Inc.:
775,000	B-	Senior Notes, 9.125% due 8/15/13 (c)	807,938
2,810,000	B-	Senior Subordinated Notes, 10.250% due 8/15/15 (c)	2,918,887

		Total Computers & Peripherals	3,726,825

Consumer Finance — 3.8%
		Ford Motor Credit Co.:
		Notes:
925,000	B+	7.875% due 6/15/10	854,003
1,140,000	B+	7.000% due 10/1/13	982,454
1,038,488	B+	Senior Notes, 10.486% due 6/15/11 (c)(d)	1,043,239
		General Motors Acceptance Corp.:
13,010,000	BB	Bonds, 8.000% due 11/1/31	12,537,555
4,660,000	BB	Notes, 6.875% due 8/28/12	4,395,867

		Total Consumer Finance	19,813,118

Containers & Packaging — 3.4%
1,375,000	B-	Berry Plastics Corp., Senior Subordinated Notes, 10.750% due 7/15/12	1,495,312

See Notes to Schedule of Investments.

High Income Opportunity Fund Inc.

Schedule of Investments  (unaudited) (continued)

June 30, 2006

Face Amount	Rating‡	Security	Value
Containers & Packaging — 3.4% (continued)
$1,265,000	CCC+	Graham Packaging Co. Inc., Senior Subordinated Notes, 9.875% due 10/15/14	$1,258,675
2,755,000	B-	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13	2,741,225
1,875,000	B-	JSG Funding PLC, Senior Notes, 9.625% due 10/1/12	1,940,625
		Owens-Brockway Glass Container Inc.:
1,575,000	B	Senior Notes, 6.750% due 12/1/14	1,468,688
2,820,000	BB-	Senior Secured Notes, 8.875% due 2/15/09	2,918,700
955,000	B	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (c)	959,775
425,000	NR	Pliant Corp., Senior Secured Second Lien Notes, 11.125% due 9/1/09 (a)	450,500
725,000	CC	Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10	286,375
1,550,000	BBB	Sealed Air Corp., Notes, 6.950% due 5/15/09 (c)	1,594,025
2,580,000	CCC+	Stone Container Finance Co. of Canada II, Senior Notes, 7.375% due 7/15/14	2,296,200

		Total Containers & Packaging	17,410,100

Diversified Consumer Services — 1.6%
1,255,000	CCC+	Education Management LLC/Education Management Corp., Senior Notes, 8.750% due 6/1/14 (c)	1,248,725
		Hertz Corp.:
725,000	B	Senior Notes, 8.875% due 1/1/14 (c)	746,750
3,885,000	B	Senior Subordinated Notes, 10.500% due 1/1/16 (c)	4,137,525
		Service Corp. International:
1,225,000	BB	Debentures, 7.875% due 2/1/13	1,241,844
1,115,000	BB	Senior Notes, 6.500% due 3/15/08	1,112,212

		Total Diversified Consumer Services	8,487,056

Diversified Financial Services — 3.1%
		Alamosa Delaware Inc.:
3,008,000	A-	Senior Discount Notes, 12.000% due 7/31/09	3,203,520
568,000	A-	Senior Notes, 11.000% due 7/31/10	624,800
435,000	BB-	Case Credit Corp., Notes, 6.750% due 10/21/07	436,088
1,150,000	CCC+	CCM Merger Inc., Notes, 8.000% due 8/1/13 (c)	1,092,500
		Citisteel USA Inc., Senior Secured Notes:
220,000	CCC+	12.490% due 9/1/10 (d)	228,250
510,000	NR	15.000% due 10/1/10 (c)(e)	510,000
1,199,000	B-	Global Cash Access LLC/Global Cash Finance Corp., Senior Subordinated Notes, 8.750% due 3/15/12	1,269,441
2,155,000	B+	H&E Equipment Services LLC/H&E Finance Corp., Senior Notes, 11.125% due 6/15/12	2,379,766
670,000	B	Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC, Second Priority, Senior Secured Notes, 9.000% due 7/15/14	681,725
1,045,000	B-	Hughes Network Systems LLC/HNS Finance Corp., Senior Notes, 9.500% due 4/15/14 (c)	1,029,325
500,000	CCC	Milacron Escrow Corp., Senior Secured Notes, 11.500% due 5/15/11	466,250
1,225,000	B-	Nell AF SARL, Senior Notes, 8.375% due 8/15/15 (c)	1,183,656
170,000	B-	UCAR Finance Inc., Senior Notes, 10.250% due 2/15/12	180,200
2,645,000	B-	UGS Corp., 10.000% due 6/1/12	2,856,600

		Total Diversified Financial Services	16,142,121

Diversified Telecommunication Services — 6.0%
		Cincinnati Bell Inc.:
1,780,000	B-	7.000% due 2/15/15	1,686,550
175,000	B-	Senior Subordinated Notes, 8.375% due 1/15/14	173,250
1,610,000	BB+	Citizens Communications Co., Senior Notes, 9.000% due 8/15/31	1,638,175
1,555,000	NR	GT Group Telecom Inc., Senior Discount Notes, 13.250% due 2/1/10 (a)(f)(g)	0
2,360,000	CCC+	Hawaiian Telcom Communications Inc., Senior Subordinated Notes, Series B, 12.500% due 5/1/15	2,483,900

See Notes to Schedule of Investments.

High Income Opportunity Fund Inc.

Schedule of Investments  (unaudited) (continued)

June 30, 2006

Face Amount	Rating‡	Security	Value
Diversified Telecommunication Services — 6.0% (continued)
$650,000	B	Insight Midwest LP/Insight Capital Inc., Senior Notes, 10.500% due 11/1/10	$680,875
		Intelsat Bermuda Ltd., Senior Notes:
1,830,000	B+	9.250% due 6/15/16 (c)	1,898,625
3,665,000	B	11.250% due 6/15/16 (c)	3,774,950
1,200,000	B	Nordic Telephone Co. Holdings, Senior Notes, 8.875% due 5/1/16 (c)	1,239,000
895,000	B-	Northern Telecom Capital Corp., Notes, 7.875% due 6/15/26	738,375
400,000	B-	NTL Cable PLC, Senior Notes, 8.750% due 4/15/14	399,000
720,000	B	PanAmSat Corp., Senior Notes, 9.000% due 8/15/14	734,400
		Qwest Communications International Inc., Senior Notes:
205,000	B	7.500% due 2/15/14	200,900
590,000	B	Series B, 7.500% due 2/15/14	578,200
4,640,000	BB	Qwest Corp., Notes, 8.875% due 3/15/12	4,918,400
2,100,000	A	Southwestern Bell Telephone Co., Debentures, 7.000% due 11/15/27	2,083,738
4,245,000	B-	Telcordia Technologies Inc., Senior Subordinated Notes, 10.000% due 3/15/13 (c)	3,608,250
4,195,000	B-	Wind Acquisition Finance SA, 10.750% due 12/1/15 (c)	4,478,162

		Total Diversified Telecommunication Services	31,314,750

Electric Utilities — 1.0%
752,034	B+	Midwest Generation LLC, Pass-Through Certificates, Series B, 8.560% due 1/2/16	790,106
1,845,000	B-	Mirant Americas Generation LLC, Senior Notes, 9.125% due 5/1/31	1,798,875
2,350,000	B-	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10	2,667,250

		Total Electric Utilities	5,256,231

Electrical Equipment — 0.4%
2,060,000	BBB-	Thomas & Betts Corp., Medium-Term Notes, 6.625% due 5/7/08	2,088,302

Energy Equipment & Services — 1.8%
2,655,000	B+	ANR Pipeline Co., Debentures, 9.625% due 11/1/21	3,109,923
573,000	B-	Dresser-Rand Group Inc., Senior Subordinated Notes, 7.625% due 11/1/14	550,080
1,725,000	B	Hanover Compressor Co., Senior Notes, 9.000% due 6/1/14	1,811,250
300,000	BB-	Pride International Inc., Senior Notes, 7.375% due 7/15/14	303,000
3,270,000	B+	Tennessee Gas Pipeline Co., Bonds, 8.375% due 6/15/32	3,513,491

		Total Energy Equipment & Services	9,287,744

Food & Staples Retailing — 0.3%
1,535,000	BB+	Delhaize America Inc., 9.000% due 4/15/31	1,690,971

Food Products — 0.9%
230,000	BB+	Ahold Lease USA Inc., Pass-Through Certificates, Series 2001 A-2, 8.620% due 1/2/25	228,419
995,000	BB-	Dean Foods Co., Senior Notes, 6.900% due 10/15/17	937,787
1,125,000	B	Del Monte Corp., Senior Subordinated Notes, 8.625% due 12/15/12	1,164,375
		Dole Food Co. Inc., Senior Notes:
2,025,000	B	7.250% due 6/15/10	1,822,500
575,000	B	8.875% due 3/15/11	541,938

		Total Food Products	4,695,019

Health Care Providers & Services — 4.6%
2,400,000	B-	AmeriPath Inc., Senior Subordinated Notes, 10.500% due 4/1/13	2,529,000
1,350,000	B	Community Health Systems Inc., Senior Subordinated Notes, 6.500% due 12/15/12	1,287,562
		DaVita Inc.:
1,200,000	B	Senior Notes, 6.625% due 3/15/13	1,146,000
1,640,000	B	Senior Subordinated Notes, 7.250% due 3/15/15	1,582,600
		Extendicare Health Services Inc.:
105,000	B+	Senior Notes, 9.500% due 7/1/10	110,119

See Notes to Schedule of Investments.

High Income Opportunity Fund Inc.

Schedule of Investments  (unaudited) (continued)

June 30, 2006

Face Amount	Rating‡	Security	Value
Health Care Providers & Services — 4.6% (continued)
$1,000,000	B	Senior Subordinated Notes, 6.875% due 5/1/14	$1,050,000
		HCA Inc.:
2,245,000	BB+	Debentures, 7.500% due 11/15/95	1,871,692
		Notes:
1,150,000	BB+	6.375% due 1/15/15	1,071,281
1,210,000	BB+	7.690% due 6/15/25	1,149,487
900,000	BB+	7.500% due 11/6/33	827,086
2,675,000	B-	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	2,634,875
1,275,000	BB+	Omnicare Inc., Senior Subordinated Notes, 6.875% due 12/15/15	1,217,625
		Tenet Healthcare Corp., Senior Notes:
4,250,000	B	7.375% due 2/1/13	3,899,375
3,520,000	B	9.875% due 7/1/14	3,537,600

		Total Health Care Providers & Services	23,914,302

Hotels, Restaurants & Leisure — 4.2%
1,325,000	BB+	Caesars Entertainment Inc., Senior Subordinated Notes, 8.875% due 9/15/08	1,394,563
1,450,000	B-	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13	1,460,875
2,625,000	B-	Herbst Gaming Inc., Senior Subordinated Notes, 7.000% due 11/15/14	2,506,875
		Hilton Hotels Corp.:
275,000	BB	Notes, 7.625% due 12/1/12	284,853
1,360,000	BB	Senior Notes, 7.950% due 4/15/07	1,385,500
2,515,000	B	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	2,684,762
1,040,000	B	Kerzner International Ltd., Senior Subordinated Notes, 6.750% due 10/1/15	1,090,700
2,150,000	B	Las Vegas Sands Corp., Senior Notes, 6.375% due 2/15/15	2,004,875
700,000	B+	Mandalay Resort Group, Senior Subordinated, Debentures, 7.625% due 7/15/13	696,500
2,100,000	BB	MGM MIRAGE Inc., Senior Notes, 6.750% due 9/1/12	2,031,750
1,400,000	B+	Mohegan Tribal Gaming Authority, Senior Subordinated Notes, 6.875% due 2/15/15	1,326,500
2,290,000	B	Pokagon Gaming Authority, Senior Notes, 10.375% due 6/15/14 (c)	2,378,737
200,000	B+	River Rock Entertainment Authority, Senior Notes, 9.750% due 11/1/11	211,500
125,000	B+	Scientific Games Corp., Senior Subordinated Notes, 6.250% due 12/15/12	117,500
1,250,000	BB+	Starwood Hotels & Resorts Worldwide Inc., Senior Notes, 7.875% due 5/1/12	1,310,938
800,000	B+	Station Casinos Inc., Senior Subordinated Notes, 6.875% due 3/1/16	750,000

		Total Hotels, Restaurants & Leisure	21,636,428

Household Durables — 3.1%
200,000	BB+	American Greetings Corp., Senior Notes, 7.375% due 6/1/16	202,000
		Beazer Homes USA Inc., Senior Notes:
190,000	BB	6.875% due 7/15/15	173,850
1,105,000	BB	8.125% due 6/15/16 (c)	1,067,706
1,140,000	BBB-	D.R. Horton Inc., Senior Notes, 8.000% due 2/1/09	1,186,021
2,000,000	B-	Interface Inc., Senior Notes, 10.375% due 2/1/10	2,197,500
		K Hovnanian Enterprises Inc., Senior Notes:
2,440,000	BB	7.500% due 5/15/16	2,275,300
1,505,000	BB	8.625% due 1/15/17	1,501,237
1,350,000	BB-	KB HOME, Senior Subordinated Notes, 9.500% due 2/15/11	1,412,437
665,000	B-	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	679,963
725,000	B-	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, step bond to yield 10.830% due 9/1/12	590,875
1,715,000	BB+	Schuler Homes Inc., Senior Subordinated Notes, 10.500% due 7/15/11	1,806,801
2,225,000	B	Sealy Mattress Co., Senior Subordinated Notes, 8.250% due 6/15/14	2,236,125

See Notes to Schedule of Investments.

High Income Opportunity Fund Inc.

Schedule of Investments  (unaudited) (continued)

June 30, 2006

Face Amount	Rating‡	Security	Value
Household Durables — 3.1% (continued)
$735,000	B+	Standard Pacific Corp., Senior Subordinated Notes, 9.250% due 4/15/12	$734,081

		Total Household Durables	16,063,896

Household Products — 0.5%
1,440,000	CCC	Spectrum Brands Inc., Senior Subordinated Notes, 8.500% due 10/1/13	1,238,400
1,235,000	B-	Visant Holding Corp., Senior Notes, 8.750% due 12/1/13 (c)	1,197,950

		Total Household Products	2,436,350

Independent Power Producers & Energy Traders — 3.7%
1,055,000	NR	AES China Generating Co., Ltd., Class A, 8.250% due 6/26/10	1,044,494
		AES Corp.:
		Senior Notes:
3,855,000	B	9.500% due 6/1/09	4,105,575
820,000	B	8.875% due 2/15/11	865,100
40,000	B	7.750% due 3/1/14	40,400
470,000	BB-	Senior Secured Notes, 9.000% due 5/15/15 (c)	507,600
4,500,000	B-	Dynegy Holdings Inc., Senior Debentures, 7.625% due 10/15/26	3,960,000
		Edison Mission Energy, Senior Notes:
800,000	B+	7.730% due 6/15/09	812,000
295,000	B+	7.500% due 6/15/13 (c)	290,575
1,670,000	B1(b)	7.750% due 6/15/16 (c)	1,649,125
		NRG Energy Inc., Senior Notes:
950,000	B-	7.250% due 2/1/14	928,625
5,160,000	B-	7.375% due 2/1/16	5,043,900

		Total Independent Power Producers & Energy Traders	19,247,394

Industrial Conglomerates — 0.3%
1,235,000	NR	Aqua-Chem Inc., Senior Subordinated Notes, 11.250% due 7/1/08 (f)	1,111,500
650,000	BB-	Sequa Corp., Senior Notes, 9.000% due 8/1/09	689,000

		Total Industrial Conglomerates	1,800,500

Insurance — 0.8%
2,270,000	BB	Crum & Forster Holdings Corp., Senior Notes, 10.375% due 6/15/13	2,321,075
1,680,000	BB	Markel Capital Trust I, Capital Securities, Series B, 8.710% due 1/1/46	1,743,612

		Total Insurance	4,064,687

Internet & Catalog Retail — 0.2%
785,000	B-	FTD Inc., Senior Subordinated Notes, 7.750% due 2/15/14	777,150

IT Services — 0.3%
		Iron Mountain Inc., Senior Subordinated Notes:
550,000	B	8.625% due 4/1/13	552,750
865,000	B	6.625% due 1/1/16	782,825

		Total IT Services	1,335,575

Machinery — 1.1%
175,000	BB-	Case New Holland Inc., Senior Notes, 9.250% due 8/1/11	185,063
205,000	B+	Commercial Vehicle Group Inc., Senior Notes, 8.000% due 7/1/13	197,312
1,600,000	B-	Invensys PLC, Senior Notes, 9.875% due 3/15/11 (c)	1,744,000
1,600,000	B	Mueller Group Inc., Senior Subordinated Notes, 10.000% due 5/1/12	1,728,000
1,400,000	B	Mueller Holdings Inc., Discount Notes, step bond to yield 14.984% due 4/15/14	1,183,000
767,000	B+	Terex Corp., Senior Subordinated Notes, Series B, 10.375% due 4/1/11	814,937

		Total Machinery	5,852,312

Media — 13.3%
1,860,000	B-	Affinion Group Inc., 10.125% due 10/15/13 (c)	1,878,600
		AMC Entertainment Inc.:
675,000	B-	Senior Note, Series B, 8.625% due 8/15/12	696,938

See Notes to Schedule of Investments.

High Income Opportunity Fund Inc.

Schedule of Investments  (unaudited) (continued)

June 30, 2006

Face Amount	Rating‡	Security	Value
Media — 13.3% (continued)
$2,675,000	CCC+	Senior Subordinated Notes, 11.000% due 2/1/16	$2,875,625
175,000	B	Cadmus Communications Corp., Senior Subordinated Notes, 8.375% due 6/15/14	174,125
3,925,176	B-	CanWest Media Inc., Senior Subordinated Notes, 8.000% due 9/15/12	3,905,550
1,960,000	CCC-	CCH I Holdings LLC, Senior Accreting Notes, 13.500% due 1/15/14	1,313,200
5,823,000	CCC-	CCH I LLC/CCH Capital Corp., Senior Secured Notes, 11.000% due 10/1/15	5,124,240
940,000	CCC-	CCH II LLC/CCH II Capital Corp., Senior Notes, 10.250% due 9/15/10	947,050
		CSC Holdings Inc.:
1,875,000	B+	Senior Debentures, 7.625% due 7/15/18	1,865,625
		Senior Notes:
1,025,000	B+	7.875% due 12/15/07	1,040,375
760,000	B+	7.250% due 4/15/12 (c)	737,200
		Series B:
1,200,000	B+	8.125% due 7/15/09	1,227,000
700,000	B+	7.625% due 4/1/11	703,500
683,000	B	Dex Media East LLC/Dex Media East Finance Co., Senior Notes, Series B, 12.125% due 11/15/12	770,083
1,416,000	B	Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes, Series B, 9.875% due 8/15/13	1,541,663
		DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes:
1,544,000	BB-	8.375% due 3/15/13	1,625,060
1,930,000	BB-	6.375% due 6/15/15	1,790,075
		EchoStar DBS Corp., Senior Notes:
3,150,000	BB-	6.625% due 10/1/14	2,968,875
2,340,000	BB-	7.125% due 2/1/16 (c)	2,263,950
2,575,000	BBB+	Historic TW Inc., Senior Notes, 6.625% due 5/15/29	2,481,262
2,300,000	CCC+	Houghton Mifflin Co., Senior Discount Notes, step bond to yield 11.232% due 10/15/13	1,909,000
2,630,000	CCC+	Insight Communications Co. Inc., Senior Discount Notes, 12.250% due 2/15/11	2,787,800
1,655,000	B-	Kabel Deutschland GMBH, Senior Notes, 10.625% due 7/1/14 (c)	1,754,300
1,100,000	B	Lamar Media Corp., Senior Subordinated Notes, 6.625% due 8/15/15	1,023,000
100,000	B-	LIN Television Corp., Series B, 6.500% due 5/15/13	91,750
2,110,000	B-	LodgeNet Entertainment Corp., Senior Subordinated Notes, 9.500% due 6/15/13	2,257,700
3,075,000	B-(h)	Mediacom Broadband LLC/Mediacom Broadband Corp., Senior Notes, 11.000% due 7/15/13	3,255,656
2,250,000	CCC+	Nexstar Finance Inc., Senior Subordinated Notes, 7.000% due 1/15/14	2,058,750
1,635,000	B	Primedia Inc., Senior Notes, 8.875% due 5/15/11	1,577,775
1,060,000	B	Quebecor Media Inc., Senior Notes, 7.750% due 3/15/16 (c)	1,044,100
		R.H. Donnelley Corp.:
		Senior Discount Notes:
525,000	B	Series A-1, 6.875% due 1/15/13 (c)	485,625
950,000	B	Series A-2, 6.875% due 1/15/13 (c)	878,750
2,675,000	B	Senior Notes, Series A-3, 8.875% due 1/15/16 (c)	2,711,781
500,000	B	R.H. Donnelley Finance Corp. I, Senior Subordinated Notes, 10.875% due 12/15/12 (c)	551,250
		Radio One Inc., Senior Subordinated Notes:
1,325,000	B	6.375% due 2/15/13	1,219,000
1,235,000	B	Series B, 8.875% due 7/1/11	1,285,944
		Rainbow National Services LLC:
2,540,000	B+	Senior Notes, 8.750% due 9/1/12 (c)	2,679,700
450,000	B+	Senior Subordinated Debentures, 10.375% due 9/1/14 (c)	500,625
1,935,000	BB+	Rogers Cable Inc., Senior Secured Second Priority Notes, 6.750% due 3/15/15	1,852,762

See Notes to Schedule of Investments.

High Income Opportunity Fund Inc.

Schedule of Investments  (unaudited) (continued)

June 30, 2006

Face Amount	Rating‡	Security	Value
Media — 13.3% (continued)
$2,795,000	B	Sinclair Broadcast Group Inc., Senior Subordinated Notes, 8.000% due 3/15/12	$2,850,900
365,000	CCC	Vertis Inc., Senior Secured Second Lien Notes, 9.750% due 4/1/09	373,213

		Total Media	69,079,377

Metals & Mining — 1.2%
2,075,000	B+	Aleris International Inc., Senior Secured Notes, 10.375% due 10/15/10	2,251,375
175,000	B	Chaparral Steel Co., Senior Notes, 10.000% due 7/15/13	191,625
2,145,000	B-	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15 (c)	2,359,500
1,295,000	B-	RathGibson Inc., Senior Notes, 11.250% due 2/15/14 (c)	1,340,325

		Total Metals & Mining	6,142,825

Multi-Utilities — 0.1%
525,000	BB+	Avista Corp., Senior Notes, 9.750% due 6/1/08	558,288

Multiline Retail — 1.3%
2,177,000	BBB-	J.C. Penney Co. Inc., Notes, 9.000% due 8/1/12	2,498,238
2,805,000	B-	Neiman Marcus Group Inc., Senior Subordinated Notes, 10.375% due 10/15/15 (c)	2,994,338
1,219,000	B+	Saks Inc., Notes, 9.875% due 10/1/11	1,310,425

		Total Multiline Retail	6,803,001

Office Electronics — 0.4%
2,275,000	B+	Xerox Capital Trust I Exchange Capital Securities, 8.000% due 2/1/27	2,294,906

Oil, Gas & Consumable Fuels — 7.7%
1,130,000	B-	Alpha Natural Resources LLC/Alpha Natural Resources Capital Corp., Senior Notes, 10.000% due 6/1/12	1,214,750
		Chesapeake Energy Corp., Senior Notes:
3,625,000	BB	6.625% due 1/15/16	3,389,375
1,600,000	BB	6.250% due 1/15/18	1,468,000
1,121,000	BB-	Cimarex Energy Co., Senior Notes, 9.600% due 3/15/12	1,188,260
		Compagnie Generale de Geophysique SA:
125,000	BB-	7.500% due 5/15/15	122,813
345,000	BB-	Senior Notes, 7.500% due 5/15/15	338,963
		El Paso Corp., Medium-Term Notes:
750,000	B	7.800% due 8/1/31	732,188
6,275,000	B	7.750% due 1/15/32	6,141,656
1,500,000	B-	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	1,447,500
3,040,000	CCC+	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14 (c)	3,051,400
1,015,000	BB+	Kerr-McGee Corp., 6.950% due 7/1/24	1,025,347
940,000	B-	Mariner Energy Inc., Senior Notes, 7.500% due 4/15/13 (c)	909,450
735,000	B+	OMI Corp., Senior Notes, 7.625% due 12/1/13	736,837
1,260,000	B-	Petrohawk Energy Corp., Senior Notes, 9.125% due 7/15/13 (c)	1,260,000
2,125,000	B+	Plains Exploration & Production Co., Senior Subordinated Notes, Series B, 8.750% due 7/1/12	2,236,562
		Pogo Producing Co., Senior Subordinated Notes:
60,000	B+	7.875% due 5/1/13 (c)	60,450
2,040,000	B+	6.875% due 10/1/17	1,899,750
520,000	B+	Series B, 8.250% due 4/15/11	536,250
100,000	BB-	SESI LLC, Senior Notes, 6.875% due 6/1/14 (c)	96,750
700,000	B	Swift Energy Co., Senior Subordinated Notes, 9.375% due 5/1/12	742,000
1,210,000	A-	Vintage Petroleum Inc., Senior Notes, 8.250% due 5/1/12	1,280,406
1,125,000	B	Whiting Petroleum Corp., Senior Subordinated Notes, 7.000% due 2/1/14	1,068,750
		Williams Cos. Inc.:
		Notes:
2,950,000	BB-	7.875% due 9/1/21	3,009,000
3,780,000	BB-	8.750% due 3/15/32	4,129,650

See Notes to Schedule of Investments.

High Income Opportunity Fund Inc.

Schedule of Investments  (unaudited) (continued)

June 30, 2006

Face Amount	Rating‡	Security	Value
Oil, Gas & Consumable Fuels — 7.7% (continued)
$1,825,000	BB-	Senior Notes, 7.625% due 7/15/19	$1,861,500

		Total Oil, Gas & Consumable Fuels	39,947,607

Paper & Forest Products — 2.2%
1,150,000	B+	Abitibi-Consolidated Inc., Debentures, 8.850% due 8/1/30	977,500
2,650,000	B	Appleton Papers Inc., Senior Subordinated Notes, Series B, 9.750% due 6/15/14	2,689,750
2,300,000	B+	Bowater Inc., Debentures, 9.500% due 10/15/12	2,305,750
1,115,000	B+	Catalyst Paper Corp., Senior Notes, Series D, 8.625% due 6/15/11	1,092,700
1,005,000	B+	Domtar Inc., Notes, 5.375% due 12/1/13	819,075
2,705,000	CCC+	NewPage Corp., Senior Subordinated Notes, 12.000% due 5/1/13	2,813,200
510,000	BB+	P.H. Glatfelter, Senior Notes, 7.125% due 5/1/16 (c)	505,980

		Total Paper & Forest Products	11,203,955

Personal Products — 0.4%
2,150,000	B	Playtex Products Inc., Senior Secured Notes, 8.000% due 3/1/11	2,236,000

Pharmaceuticals — 0.4%
1,980,000	CCC	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12	1,883,475

Real Estate Investment Trusts (REITs) — 0.9%
75,000	BB-	Forest City Enterprises Inc., Senior Notes, 7.625% due 6/1/15	75,937
		Host Marriott LP, Senior Notes:
2,920,000	BB	Series I, 9.500% due 1/15/07	3,007,600
1,300,000	BB	Series O, 6.375% due 3/15/15	1,228,500
425,000	BB+	Ventas Realty LP/Ventas Capital Corp., Senior Notes, 6.500% due 6/1/16	409,594

		Total Real Estate Investment Trusts (REITs)	4,721,631

Real Estate Management & Development — 0.3%
1,430,000	B	Kimball Hill Inc., Senior Subordinated Notes, 10.500% due 12/15/12	1,329,900

Road & Rail — 0.7%
1,240,000	BB-	Avis Budget Car Rental LLC/Avis Budget Finance Inc., Senior Notes, 7.576% due 5/15/14 (c)(d)	1,243,100
		Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes:
220,000	B-	10.250% due 6/15/07	227,700
2,115,000	B-	9.375% due 5/1/12	2,263,050
70,000	B-	12.500% due 6/15/12	77,525

		Total Road & Rail	3,811,375

Semiconductors & Semiconductor Equipment — 0.4%
241,000	CCC	Amkor Technology Inc., Senior Subordinated Notes, 10.500% due 5/1/09	247,628
2,335,000	B-	MagnaChip Semiconductor, Senior Subordinated Notes, 8.000% due 12/15/14	1,949,725

		Total Semiconductors & Semiconductor Equipment	2,197,353

Specialty Retail — 2.0%
845,000	B	Asbury Automotive Group Inc., Senior Subordinated Notes, 9.000% due 6/15/12	840,775
		AutoNation Inc., Senior Notes:
445,000	BB+	7.045% due 4/15/13 (c)(d)	445,000
560,000	BB+	7.000% due 4/15/14 (c)	554,400
600,000	CCC	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	562,500
1,040,000	B	Brookstone Co. Inc., Senior Notes, 12.000% due 10/15/12 (c)	920,400
1,775,000	CCC	Buffets Inc., Senior Subordinated Notes, 11.250% due 7/15/10	1,843,781
1,800,000	BBB-	Gap Inc., Notes, 9.550% due 12/15/08	1,936,941
1,950,000	CCC+	Hines Nurseries Inc., Senior Notes, 10.250% due 10/1/11	1,881,750

See Notes to Schedule of Investments.

High Income Opportunity Fund Inc.

Schedule of Investments  (unaudited) (continued)

June 30, 2006

Face Amount	Rating‡	Security	Value
Specialty Retail — 2.0% (continued)
$1,390,000	B-	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	$1,306,600

		Total Specialty Retail	10,292,147

Textiles, Apparel & Luxury Goods — 1.2%
		Levi Strauss & Co., Senior Notes:
950,000	B-	9.750% due 1/15/15	954,750
1,600,000	B-	8.875% due 4/1/16 (c)	1,536,000
1,250,000	B	Russell Corp., Senior Notes, 9.250% due 5/1/10	1,314,062
3,350,000	B-	Simmons Co., Senior Discount Notes, step bond to yield 10.002% due 12/15/14	2,244,500

		Total Textiles, Apparel & Luxury Goods	6,049,312

Thrifts & Mortgage Finance — 1.1%
5,500,000	CCC-	Ocwen Capital Trust I, Capital Securities, 10.875% due 8/1/27	5,802,500

Trading Companies & Distributors — 0.3%
1,490,000	B-	Transdigm Inc., Senior Subordinated Notes, 7.750% due 7/15/14 (c)	1,490,000

Wireless Telecommunication Services — 4.5%
2,550,000	A-	IWO Holdings Inc., Senior Secured Notes, 8.818% due 1/15/12 (d)	2,652,000
		New Cingular Wireless Services Inc.:
2,825,000	A	Notes, 8.125% due 5/1/12	3,112,362
		Senior Notes:
4,425,000	A	7.875% due 3/1/11	4,770,916
100,000	A	8.750% due 3/1/31	122,950
620,000	B+	Rogers Wireless Inc., Senior Subordinated Notes, 8.000% due 12/15/12	637,050
2,040,000	CCC	Rural Cellular Corp., Senior Notes, 9.875% due 2/1/10	2,108,850
		Sprint Capital Corp.:
5,550,000	A-	Notes, 8.750% due 3/15/32	6,711,848
3,250,000	A-	Senior Notes, 6.875% due 11/15/28	3,283,410

		Total Wireless Telecommunication Services	23,399,386

		TOTAL CORPORATE BONDS & NOTES
		(Cost — $482,940,408)	490,654,258

ASSET-BACKED SECURITY — 0.0%
Diversified Financial Services — 0.0%
9,956,016	D	Airplanes Pass-Through Trust, Subordinated Notes, Series D, 10.875% due 3/15/12 (a)(f)(g)
		(Cost — $10,759,483)	0

SOVEREIGN BOND — 0.2%
Brazil — 0.2%
1,000,000	BB	Federative Republic of Brazil, Collective Action Securities, 8.000% due 1/15/18
		(Cost — $1,041,575)	1,055,000

LOAN PARTICIPATION — 1.1%
United States — 1.1%
5,500,000	NR	UPC Broadband. Term Loan, 1.000% due 3/15/13 (Toronto Dominion)
		(Cost — $5,500,000)	5,499,018

Shares
COMMON STOCKS — 0.1%
CONSUMER DISCRETIONARY — 0.0%
Household Durables — 0.0%
4,660,992	Home Interiors of Gifts Inc. (f)(g)*	46,610

See Notes to Schedule of Investments.

High Income Opportunity Fund Inc.

Schedule of Investments  (unaudited) (continued)

June 30, 2006

Shares	Security	Value
CONSUMER STAPLES — 0.0%
Food Products — 0.0%
73,499	Aurora Foods Inc. (f)(g)*	$ 0

FINANCIALS — 0.0%
Diversified Financial Services — 0.0%
9,777	Outsourcing Solutions Inc. (g)*	41,553

INFORMATION TECHNOLOGY — 0.1%
Communications Equipment — 0.1%
12,427	Motorola Inc.	250,404

Semiconductors & Semiconductor Equipment — 0.0%
1,372	Freescale Semiconductor Inc., Class B Shares *	40,337

	TOTAL INFORMATION TECHNOLOGY	290,741

TELECOMMUNICATION SERVICES — 0.0%
Diversified Telecommunication Services — 0.0%
3,736	McLeodUSA Inc., Class A Shares (g)*	0
20,125	Pagemart Wireless (f)(g)*	201

	TOTAL TELECOMMUNICATION SERVICES	201

	TOTAL COMMON STOCKS
	(Cost — $7,384,183)	379,105

PREFERRED STOCKS — 0.4%
CONSUMER DISCRETIONARY — 0.3%
Automobiles — 0.3%
22,300	Ford Motor Co., 7.400%	357,692
17,100	Ford Motor Co., 8.000%	305,235
1,600	Ford Motor Co., Series F, 7.550%	24,976
900	General Motors Corp., 7.250%	15,534
31,700	General Motors Corp., 7.500%	560,456
10,100	General Motors Corp., Senior Notes, 7.250%	174,326
2,200	General Motors Corp., Senior Notes, 7.375%	38,346
400	General Motors Corp., Senior Notes, 7.375%	7,032

	TOTAL CONSUMER DISCRETIONARY	1,483,597

ENERGY — 0.1%
Oil, Gas & Consumable Fuels — 0.1%
2,181	Chesapeake Energy Corp., 6.250%	566,264

FINANCIALS — 0.0%
Diversified Financial Services — 0.0%
3,400	Preferred Plus, Series FRD-1, 7.400%	53,278
8,400	Saturns, Series F 2003-5, 8.125%	149,772

	TOTAL FINANCIALS	203,050

	TOTAL PREFERRED STOCKS
	(Cost — $2,160,375)	2,252,911

CONVERTIBLE PREFERRED STOCKS — 0.2%
TELECOMMUNICATION SERVICES — 0.2%
Wireless Telecommunication Services — 0.2%
19,800	Crown Castle International Corp., 6.250% due 8/15/12
	(Cost — $584,350)	1,103,850

Warrants
WARRANTS(f)(g) — 0.0%
1,705	Cybernet Internet Services International Inc., Expires 7/1/09(c)*	0
1,555	GT Group Telecom Inc., Class B Shares, Expires 2/1/10(c)*	0
1,185	IWO Holdings Inc., Expires 1/15/11(c)*	0
1,000	Jazztel PLC, Expires 7/15/10(c)*	0
1,765	Merrill Corp., Class B Shares, Expires 5/1/09(c)*	0

See Notes to Schedule of Investments.

High Income Opportunity Fund Inc.

Schedule of Investments  (unaudited) (continued)

June 30, 2006

Warrants	Security	Value
WARRANTS (f)(g) — 0.0% (continued)
245	Pliant Corp., Expires 6/1/10(c)*	$3
6,975	RSL Communications Ltd., Class A Shares, Expires 11/15/06*	0
3,510	Viasystems Group Inc., Expires 1/31/10*	0

	TOTAL WARRANTS
	(Cost — $644,503)	3

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
	(Cost — $511,014,877)	500,944,145

Face Amount
SHORT-TERM INVESTMENT — 2.6%
Repurchase Agreement — 2.6%
$13,554,000

Merrill Lynch, Pierce, Fenner & Smith Inc. repurchase agreement dated 6/30/06, 5.150% due 7/3/06; Proceeds at maturity - $13,559,817; (Fully collateralized by U.S. government agency obligation, 0.000% due 6/1/17; Market value - $13,825,203)

	(Cost — $13,554,000)	13,554,000

	TOTAL INVESTMENTS — 99.2% (Cost — $524,568,877#)	514,498,145
	Other Assets in Excess of Liabilities — 0.8%	4,049,941

	TOTAL NET ASSETS — 100.0%	$518,548,086

*	Non-income producing security.
‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.
(a)	Security is currently in default.
(b)	Rating by Moody’s Investors Service.
(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.  This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(d)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2006.
(e)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(f)	Illiquid security.
(g)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).
(h)	Rating by Fitch Ratings Service.
#	Aggregate cost for federal income tax purposes is substantially the same.
See pages 13 and 14 for definitions of ratings.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	— Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	— Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A

— Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB

— Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B,
CCC,
CC and C

— Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	— Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa

— Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa

— Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A

— Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa

— Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba

— Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore

Bond Ratings (unaudited)(continued)

not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B

— Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	— Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	— Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	— Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	— Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.
AA	— Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A

— Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB

— Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B,
CCC
and CC

— Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR	— Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

High Income Opportunity Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, (the “1940 Act”).

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation.  Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade.  When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements.  When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Loan Participations.  The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(d) Credit and Market Risk.  The Fund invests in high yield instruments that are subject to certain credit and market risks.  The yields of high yield obligations reflect, among other things, perceived credit and market risks.  The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(e) Security Transactions.  Security transactions are accounted for on a trade date basis.

2.  Investments

At June 30, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$22,939,623
Gross unrealized depreciation	(33,010,355)
Net unrealized depreciation	$(10,070,732)

At June 30, 2006, the Fund held loan participations with a total cost of $5,500,000 and a total market value of $5,499,018.

ITEM 2.                  CONTROLS AND PROCEDURES.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

High Income Opportunity Fund Inc.

By	/s/ R. Jay Gerken

R. Jay Gerken

Chief Executive Officer

Date	August 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken

Chief Executive Officer

Date	August 29, 2006

By	/s/ Robert J. Brault

Robert J. Brault

Chief Financial Officer

Date	August 29, 2006